CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net earnings (loss)	$ (24,610)	$ 4,518	$ 15,646
Items not requiring (providing) cash
Amortization	39,150	30,503	25,894
Stock-based compensation (note 11(a))	13,060	10,341	7,629
Deferred income taxes	(1,685)	824	(2,646)
Reduction in accrued royalty obligation	0	0	(13,045)
Impairment	0	3,668	0
Loss on disposal of iTank business (note 5(a))	2,064	0	0
Unrealized foreign exchange loss (gain)	5,973	(8,507)	(862)
Other	279	(55)	(303)
Changes in non-cash working capital
Accounts receivable	(5,526)	(12,665)	(28,945)
Inventories	1,508	(6,806)	(5,833)
Prepaids and other	(3,525)	(5,334)	6,598
Accounts payable and accrued liabilities	21,944	(17,750)	40,248
Deferred revenue and credits	(1,402)	335	2,124
Cash flows provided by (used in) operating activities	47,230	(928)	46,505
Investing activities
Additions to property and equipment	(18,166)	(14,100)	(16,957)
Additions to intangible assets	(2,933)	(1,706)	(900)
Proceeds from sale of property & equipment	93	35	3
Proceeds from sale of iTank business	5,000	0	0
Acquisitions, net of cash acquired:
Numerex Corp (note 5(a))	0	(18,725)	0
GNSS business of GlobalTop (note 5(b))	0	(3,145)	0
Blue Creation (note 5(c))	0	0	(2,882)
GenX Mobile Inc. (note 5(d))	0	0	(5,900)
Cash flows used in investing activities	(16,006)	(37,641)	(26,636)
Financing activities
Issuance of common shares, net of issuance cost	2,636	5,708	2,048
Repurchase of common shares for cancellation (note 22)	(3,120)	(2,779)	(10,203)
Purchase of treasury shares for RSU distribution	(2,808)	0	(4,214)
Taxes paid related to net settlement of equity awards	(1,878)	(1,367)	(909)
Payment for contingent consideration	(130)	(1,397)	(16)
Decrease in other long-term obligations	(627)	(436)	(395)
Cash flows used in financing activities	(5,927)	(271)	(13,689)
Effect of foreign exchange rate changes on cash and cash equivalents	(1,224)	1,292	2,656
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	24,073	(37,548)	8,836
Cash and cash equivalents	89,076	65,003	102,772
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 89,297	$ 65,224	$ 102,772